Guarantor and Non-Guarantor Financial Information (Details Textual) (3.50% Notes due October 15, 2021 [Member])	Apr. 30, 2014
3.50% Notes due October 15, 2021 [Member]
Guarantor and Non Guarantor Financial Information (Textual) [Abstract]
Percentage on Notes	3.50%
Percentage ownership of wholly-owned subsidiaries	100.00%